SCHEDULE OF RECONCILIATION OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A ordinary shares issuance costs	$ (582,540)
Offering costs allocated to public warrants	(349,831)
Class A ordinary shares subject to possible redemption beginning balance		203,000,706
Accretion of carrying value to initial redemption value	(19,483,345)	(5,934,098)
Class A ordinary shares subject to possible redemption ending balance	203,000,706	208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Gross proceeds		199,998,800
Proceeds allocated to public warrants		(7,482,088)
Class A ordinary shares issuance costs		(9,351,106)
Offering costs allocated to public warrants		349,831
Accretion of carrying value to initial redemption value		19,483,345
Class A ordinary shares subject to possible redemption beginning balance		202,998,782
Accretion of carrying value to initial redemption value		5,934,098
Class A ordinary shares subject to possible redemption ending balance	$ 202,998,782	$ 208,932,880